Goodwill and Other Intangible Assets - Detailed Information for Principal Marketed Products (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 13,080	€ 10,879	€ 12,026
Useful lives or amortisation rates, intangible assets other than goodwill	1 and 25 years
Genzyme [member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 3,834	5,009	5,759
Useful lives or amortisation rates, intangible assets other than goodwill	10 years
Residual amortization period (years) | yr	6
Genzyme [member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 10,287
Genzyme [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	(6,453)
Principal Marketed Products Boehringer Ingelheim Consumer Healthcare [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 3,442
Useful lives or amortisation rates, intangible assets other than goodwill	16 years
Residual amortization period (years) | yr	16
Principal Marketed Products Boehringer Ingelheim Consumer Healthcare [Member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 3,683
Principal Marketed Products Boehringer Ingelheim Consumer Healthcare [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	(241)
Aventis [member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 584	1,095	1,548
Useful lives or amortisation rates, intangible assets other than goodwill	9 years
Residual amortization period (years) | yr	3
Aventis [member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 32,308
Aventis [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	(31,724)
Chattem [member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 766	930	956
Useful lives or amortisation rates, intangible assets other than goodwill	23 years
Residual amortization period (years) | yr	16
Chattem [member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 1,217
Chattem [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	(451)
Zentiva [member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 92	128	187
Useful lives or amortisation rates, intangible assets other than goodwill	9 years
Residual amortization period (years) | yr	4
Zentiva [member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 961
Zentiva [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	(869)
Principal Marketed Products Protein Sciences [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 744
Useful lives or amortisation rates, intangible assets other than goodwill	13 years
Residual amortization period (years) | yr	13
Principal Marketed Products Protein Sciences [Member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ 765
Principal Marketed Products Protein Sciences [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	(21)
Principal marketed products [member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	9,462	€ 7,162	€ 8,450
Principal marketed products [member] | Gross value [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	49,221
Principal marketed products [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [Line Items]
Other intangible assets	€ (39,759)